Property and equipment, net - Schedule of Property and equipment, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less—Accumulated depreciation	$ (3,329,262)	$ (385,273)
Property, Plant and Equipment, Net, Total	510,745	22,319
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	2,544,543	407,302
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 1,295,464	$ 290